Cover Page	Aug. 06, 2019
Cover page.
Entity Central Index Key	0000931336
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	Dean Foods Co
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12755
Entity Tax Identification Number	75-2559681
Entity Address, Address Line One	2711 North Haskell Avenue, Suite 3400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	214
Local Phone Number	303-3400
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	DF
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false